SCHEDULE OF BENEFIT OF INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
U.S. federal
Current
Deferred					(1,624,000)	(256,000)
State and local
Current
Deferred
Valuation allowance					1,624,000	256,000
Income Tax Provision (Benefit)